UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Regents of the University of California
           -----------------------------------------------------
Address:   Address: P.O. Box 24000
           Oakland, CA 94623-1000
           -----------------------------------------------------

Form 13F File Number: 28-224
                      ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ David Russ
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  (510) 987-9600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ David Russ                      Oakland, CA                       11/05/2003
--------------                      -----------                       ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           31
                                         -----------
Form 13F Information Table Value Total:  $38,107,049
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AMDOCS LTD                     SHS              G02602103  6401080  340483          SOLE             SOLE      0    0
AMB PPTY CORP                  COM              00163T109  1386450   45000          SOLE             SOLE      0    0
AIR PRODS + CHEMS INC          COM              9158106     460020   10200          SOLE             SOLE      0    0
ALLIANCE DATA SYSTEMS CORP     COM              18581108   2480122   93944          SOLE             SOLE      0    0
AMERICAN INTL GROUP INC        COM              26874107   1081875   18750          SOLE             SOLE      0    0
BROCADE COMMUNICATIONS SYS INC COM              111621108   282099   54042          SOLE             SOLE      0    0
CIENA CORP                     COM              171779101   239325   40495          SOLE             SOLE      0    0
COCA COLA CO                   COM              191216100   386640    9000          SOLE             SOLE      0    0
CYTYC CORP                     COM              232946103   194151   12909          SOLE             SOLE      0    0
DIGITAL IMPACT INC DEL         COM              25385G106   454113  137610          SOLE             SOLE      0    0
DUKE ENERGY CO                 COM              264399106   409630   23000          SOLE             SOLE      0    0
EON COMMUNICATIONS CORP        COM              268763109   417371  143921          SOLE             SOLE      0    0
EQUITY OFFICE PPTYS TR         COM              294741103  1951051   70870          SOLE             SOLE      0    0
EQUITY RESIDENTIAL             SH BEN INT       29476L107  1756800   60000          SOLE             SOLE      0    0
EXXON MOBIL CORP               COM              30231G102  1229760   33600          SOLE             SOLE      0    0
GANNETT INC                    COM              364730101   713552    9200          SOLE             SOLE      0    0
GENERAL ELEC CO                COM              369604103  1180476   39600          SOLE             SOLE      0    0
ISHARES TR                     RUSSELL 3000     464287689  7325500  130000          SOLE             SOLE      0    0
                               INDEX FD
LAUDER ESTEE COS INC           CL A             518439104   569470   16700          SOLE             SOLE      0    0
MARSH + MCLENNAN COS INC       COM              571748102   247572    5200          SOLE             SOLE      0    0
MERCK + CO INC                 COM              589331107  1093392   21600          SOLE             SOLE      0    0
MIDCAP SPDR TR                 UNIT SER 1       595635103   522760    5600          SOLE             SOLE      0    0
                               STANDARD +
                               POORS
PROLOGIS                       SH BEN INT       743410102  2268750   75000          SOLE             SOLE      0    0
QUICKLOGIC CORP                CDT COM          74837P108   524612   78889          SOLE             SOLE      0    0
REDBACK NETWORKS INC           COM              757209101   160642  263347          SOLE             SOLE      0    0
SBC COMMUNICATIONS INC         COM              78387G103   866304   38935          SOLE             SOLE      0    0
SYMYX TECHNOLOGIES INC         COM              87155S108   289002   13417          SOLE             SOLE      0    0
VA SOFTWARE CORP               COM              91819B105   792207  192751          SOLE             SOLE      0    0
VERIZON COMMUNICATIONS                          92343V104   575323   17735          SOLE             SOLE      0    0
WELLS FARGO + CO NEW           COM              949746101   556200   10800          SOLE             SOLE      0    0
WYETH                          COM              983024100  1290800   28000          SOLE             SOLE      0    0


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